Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2018	December 31, 2017
Office equipment and furniture	$14,567	$9,252
Less: accumulated depreciation	$(4,991)	$(2,347)
Plant and equipment, net	$9,576	$6,905